Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2020	2019
Domestic:
Commercial	$1,356	$1,442
Commercial real estate	6,056	5,575
Financial institutions	4,495	4,852
Lease financings	431	537
Wealth management loans and mortgages	16,211	16,050
Other residential mortgages	389	494
Overdrafts	651	524
Other	1,823	1,167
Margin loans	13,141	11,907
Total domestic	44,553	42,548
Foreign:
Commercial	73	347
Commercial real estate	—	7
Financial institutions	6,750	7,626
Lease financings	559	576
Wealth management loans and mortgages	146	140
Other (primarily overdrafts)	2,113	2,230
Margin loans	2,275	1,479
Total foreign	11,916	12,405
Total loans (a)	$56,469	$54,953
(a)    Net of unearned income of $274 million at Dec. 31, 2020 and $313 million at Dec. 31, 2019 primarily related to domestic and foreign lease financings.

Summary of Transactions in the Allowance for Credit Losses
Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

In prior years, the allowance for loan losses and lending-related commitments was accounted for under ASC 450, Contingencies, to absorb losses inherent in the loan portfolio as of the balance sheet date, also referred to as the incurred loss methodology. Key elements of our incurred loss methodology included a quantitative assessment for higher risk-rated credits, impaired credits and residential mortgage loans, as well as a qualitative assessment based on internal and environmental risk factors. This methodology differed from the estimate of expected credit losses in the current year primarily in that it was based on historical loss experience and did not include an estimate of credit losses using a reasonable and supportable forecast methodology.

Allowance for credit losses activity for the year ended Dec. 31, 2020					Wealth management loans and mortgages		Other residential mortgages	Foreign		Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings					(a)
Balance at Dec. 31, 2019	$60	$76	$20	$3	$20		$13	$24		$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(12)		2	(24)		(69)
Balance at Jan. 1, 2020	17	90	14	3	8		15	—		147
Charge-offs	—	—	—	—	—		(1)	—		(1)
Recoveries	—	—	—	—	—		5	—		5
Net recoveries	—	—	—	—	—		4	—		4
Provision (b)	(1)	340	(4)	(1)	—		(6)	—		328
Ending balance (c)	$16	$430	$10	$2	$8		$13	$—		$479
Allowance for:
Loan losses	$6	$324	$6	$2	$7		$13	$—		$358
Lending-related commitments	10	106	4	—	1		—	—		121
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$20	(d)	$—	$—		$20
Allowance for loan losses	—	—	—	—	—		—	—		—
(a)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(b)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(c)    Includes $6 million of allowance for credit losses related to foreign loans, primarily financial institutions.
(d)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.

The provision in 2020 primarily reflects additional reserves in the commercial real estate portfolio and as a result of the challenging macroeconomic outlook due to the coronavirus pandemic.

Allowance for credit losses activity for the year ended Dec. 31, 2019					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122
(a)    Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.

Allowance for credit losses activity for the year ended Dec. 31, 2018				Lease financing	Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	2	—		1	3
Net recoveries	—	—	—	—	—	1	—		1	2
Provision	4	(1)	(1)	(3)	(1)	(5)	—		(4)	(11)
Ending balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Allowance for:
Loan losses	$24	$56	$7	$5	$18	$16	$—		$20	$146
Unfunded commitments	57	19	15	—	3	—	—		12	106
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$4	$—	$—		$—	$4
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,949	$4,787	$5,091	$706	$15,839	$594	$16,074	(a)	$11,520	$56,560
Allowance for loan losses	24	56	7	5	18	16	—		20	146
(a)    Includes $1,550 million of domestic overdrafts, $13,343 million of margin loans and $1,181 million of other loans at Dec. 31, 2018.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2020			Dec. 31, 2019
	Recorded investment
	With an allowance	Without an allowance
(in millions)			Total
Nonperforming loans:
Other residential mortgages	$57	$—	$57	$62
Wealth management loans and mortgages	10	20	30	24
Commercial real estate	1	—	1	—
Total nonperforming loans	68	20	88	86
Other assets owned	—	1	1	3
Total nonperforming assets	$68	$21	$89	$89

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2020				Dec. 31, 2019
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management loans and mortgages	$54	$1	$—	$55	$22	$5	$—	$27
Commercial real estate	19	16	—	35	6	12	—	18
Financial institutions	11	—	—	11	1	30	—	31
Other residential mortgages	3	1	—	4	8	3	—	11
Total past due loans	$87	$18	$—	$105	$37	$50	$—	$87

Credit Profile of Loan Portfolio by Origination
The table below provides information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2020
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2020	2019	2018	2017	2016	Prior to 2016			Total (a)
Commercial:
Investment grade	$128	$18	$71	$420	$57	$—	$493	$—	$1,187
Non-investment grade	142	—	6	—	—	—	94	—	242
Total commercial	270	18	77	420	57	—	587	—	1,429	$2
Commercial real estate:
Investment grade	778	1,010	458	543	312	346	127	—	3,574
Non-investment grade	285	619	643	159	376	144	229	27	2,482
Total commercial real estate	1,063	1,629	1,101	702	688	490	356	27	6,056	8
Financial institutions:
Investment grade	132	146	47	125	13	156	8,760	—	9,379
Non-investment grade	84	36	—	—	—	—	1,746	—	1,866
Total financial institutions	216	182	47	125	13	156	10,506	—	11,245	12
Wealth management loans and mortgages:
Investment grade	18	85	11	147	59	112	7,786	—	8,218
Non-investment grade	—	—	—	—	—	—	54	—	54
Wealth management mortgages	1,117	1,044	637	1,188	1,515	2,546	38	—	8,085
Total wealth management loans and mortgages	1,135	1,129	648	1,335	1,574	2,658	7,878	—	16,357	27
Lease financings	116	18	14	9	20	813	—	—	990	—
Other residential mortgages	—	—	—	—	—	389	—	—	389	1
Other loans	—	—	—	—	—	—	1,904	—	1,904	1
Margin loans	4,614	—	—	—	—	—	10,802	—	15,416	8
Total loans	$7,414	$2,976	$1,887	$2,591	$2,352	$4,506	$32,033	$27	$53,786	$59
(a)    Excludes overdrafts of $2,683 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.